Fair Value Measurements - Schedule of Changes in Fair Value of Convertible Note Option Liability and Earn-out Share Liability (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Option Pricing Model Initial Value [Member]
Schedule of Changes in Fair Value of Convertible Note Option Liability and Earn-out Share Liability [Line Items]
Balance, beginning of period
Initial value, August 14, 2025	3,130,352
Change in fair value	(171,463)
Balance, end of period	2,958,889
Convertible Note Option Liability [Member]
Schedule of Changes in Fair Value of Convertible Note Option Liability and Earn-out Share Liability [Line Items]
Balance, beginning of period	60,000
Change in fair value	(60,000)	607,067
Balance, end of period		60,000
Earn-Out Share Liability [Member]
Schedule of Changes in Fair Value of Convertible Note Option Liability and Earn-out Share Liability [Line Items]
Balance, beginning of period	15,560,000
Change in fair value	13,520,000
Balance, end of period	$ 2,040,000	$ 15,560,000